Note 18 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 50,392	$ 41,336	$ 164,792	$ 169,863
Benefits	5,347	3,726	15,451	20,299
Employee benefits expense	$ 55,739	$ 45,062	$ 180,243	$ 190,162